DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of amounts recognized in loss (gain) on derivative financial instruments line item of consolidated statements of income (loss)

	Year Ended December 31,
	2019	2018
Premiums realized on written foreign exchange call options	$(1,693)	$(3,110)
Realized loss on warrants	88	—
Unrealized (gain) loss on warrants(i)	(2,325)	452
Realized gain on currency and commodity derivatives	(450)	(2,790)
Unrealized (gain) loss on currency and commodity derivatives(i)	(12,744)	11,513
(Gain) loss on derivative financial instruments	$(17,124)	$6,065

Note:

(i)

Unrealized gains and losses on financial instruments that are not designated and accounted for as hedges are recognized through the (gain) loss on derivative financial instruments line item in the consolidated statements of income (loss) and through the other line item of the consolidated statements of cash flows.